2. Basis of Preparation and Changes to Group's Accounting Policies - Operating Lease commitments (Details) - IFRS 16 € in Thousands	Jan. 01, 2019 EUR (€)
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitment as of December 31, 2018	€ 1,154
Recognition exemption for short-term leases	(98)
Payments for incidental rental costs and other rental payments (Not part of the lease)	(312)
Discounting using the incremental borrowing rate as of January 1, 2019	(27)
Lease liabilities as of January 1, 2019	€ 717